1919 Financial Services Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS – 98.4%	Shares	Value
Capital Markets - 7.5%
Ameriprise Financial Inc.	11,100	$5,214,891
CME Group Inc.	6,300	1,390,095
S&P Global Inc.	4,400	2,273,128
		8,878,114

Commercial Banks - 42.9%
Bancorp Inc. (a)	13,370	715,295
Bank of America Corp.	113,700	4,511,616
Banner Corp.	56,068	3,339,410
Coastal Financial Corp./WA (a)	65,000	3,509,350
Columbia Banking System Inc.	16,474	430,136
Community Bank System Inc.	11,500	667,805
Farmers & Merchants Bank of Long Beach	106	567,100
Fifth Third Bancorp	88,300	3,782,772
First Western Financial Inc. (a)	19,853	397,060
HBT Financial Inc.	32,900	719,852
Heritage Financial Corp.	5,546	120,736
JPMorgan Chase & Co.	40,537	8,547,633
M&T Bank Corp.	14,400	2,564,928
PNC Financial Services Group Inc.	18,000	3,327,300
QCR Holdings Inc.	56,007	4,146,198
SmartFinancial Inc.	61,000	1,777,540
South State Corp.	24,075	2,339,609
Stock Yards Bancorp Inc.	52,156	3,233,150
U.S. Bancorp	97,285	4,448,843
Webster Financial Corp.	40,535	1,889,336
		51,035,669

Diversified Financial Services - 8.6%
Charles Schwab Corp/The	37,591	2,436,273
Intercontinental Exchange Inc.	33,000	5,301,120
Voya Financial Inc.	31,937	2,530,049
		10,267,442

Insurance - 20.7%
American Financial Group Inc.	26,900	3,620,740
Brown & Brown Inc.	40,501	4,195,903
Chubb Limited	27,765	8,007,148
First American Financial Corp.	11,000	726,110
Hanover Insurance Group Inc.	23,283	3,448,445
Marsh & McLennan Cos Inc.	11,708	2,611,938
Reinsurance Group of America Inc.	7,509	1,635,986
RLI Corp.	3,140	486,637
		24,732,907

IT Services - 14.5%
Fidelity National Information Services Inc.	33,991	2,846,746
Fiserv Inc. (a)	26,967	4,844,622
Global Payments Inc.	24,000	2,458,080
I3 Verticals Inc. Shares - Class A (a)	82,480	1,757,649
Visa Inc. Shares - Class A	19,000	5,224,050
		17,131,147

Professional Services - 2.2%
Verisk Analytics Inc.	10,000	2,679,600

Real Estate Investment Trusts (REITs) – 2.0%
Terreno Realty Corp.	22,183	1,482,490
Simon Property Group LP	5,700	963,414
		2,445,904
TOTAL COMMON STOCKS (Cost $47,440,240)		117,170,783

SHORT-TERM INVESTMENTS - 1.8%
Fidelity Investments Money Market - Government Portfolio - Class I, 4.70% (b)	2,178,916	2,178,916
TOTAL SHORT-TERM INVESTMENTS (Cost $2,178,916)		2,178,916

TOTAL INVESTMENTS - 100.2% (Cost $49,619,156)		119,349,699
Liabilities in Excess of Other Assets - (0.2)%		(235,078)
TOTAL NET ASSETS - 100.0%		$119,114,621

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

1919 Financial Services Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$117,170,783	$–	$–	$117,170,783
Short-Term Investments	2,178,916	–	–	2,178,916
Total Investments	$119,349,699	$–	$–	$119,349,699

Refer to the Schedule of Investments for further disaggregation of investment categories.